Investment Risks - Hood River Emerging Markets Fund	Nov. 24, 2025
General Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, geopolitical conflicts, trade tensions and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk: Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.
Foreign Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Security Risk: Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors. Income and dividends earned on foreign investments may be subject to foreign withholding taxes.
Emerging And Frontier Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging and Frontier Markets Risk: Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.
Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single region or country, it is more likely to be affected by events or conditions impacting that region or country.
◦Risks of Investing in China. Investing in Chinese issuers may subject the Fund to risks specific to China. China may be subject to considerable degrees of political, economic, and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally may experience a lack of publicly available information, inefficiency, volatility and pricing anomalies resulting from governmental influence, and/or political and social instability. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, interest rate fluctuations, and higher rates of inflation.
◦Risks of Investing in India. Investing in Indian issuers may subject the Fund to risks that are specific to India, including legal, regulatory, political and economic risks. Currency fluctuations or blockage, political and legal uncertainty, greater government control over the economy, and the risk of nationalization or expropriation of assets may result in higher potential for losses.
◦Risks of Investing in Taiwan. Investing in Taiwanese issuers may subject the Fund to risks specific to Taiwan. Taiwan is a small island state with limited land area and raw resource materials and is reliant on imports for its commodity needs. Fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Additionally, continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and significant currency fluctuations and devaluations, rising unemployment and fluctuations in inflation.
Geographic Investment Risk, Risks Of Investing In China Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Investing in China. Investing in Chinese issuers may subject the Fund to risks specific to China. China may be subject to considerable degrees of political, economic, and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally may experience a lack of publicly available information, inefficiency, volatility and pricing anomalies resulting from governmental influence, and/or political and social instability. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, interest rate fluctuations, and higher rates of inflation.
Geographic Investment Risk, Risks Of Investing In India Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Investing in India. Investing in Indian issuers may subject the Fund to risks that are specific to India, including legal, regulatory, political and economic risks. Currency fluctuations or blockage, political and legal uncertainty, greater government control over the economy, and the risk of nationalization or expropriation of assets may result in higher potential for losses.
Geographic Investment Risk, Risks Of Investing In Taiwan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Investing in Taiwan. Investing in Taiwanese issuers may subject the Fund to risks specific to Taiwan. Taiwan is a small island state with limited land area and raw resource materials and is reliant on imports for its commodity needs. Fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Additionally, continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and significant currency fluctuations and devaluations, rising unemployment and fluctuations in inflation.
Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk:. The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging and frontier markets.
Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. The risks of such depositary receipts include many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.
ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk: ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]	IPO Risk: The Fund may purchase securities of companies engaged in IPOs. The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
Forward Currency Contract Risk Member
Prospectus [Line Items]
Risk [Text Block]	Forward Currency Contract Risk: The Fund may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.
Sector Emphasis Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Emphasis Risk: Although Hood River selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Large Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
Medium And Small Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Medium and Small Capitalization Risk: Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.
Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: The Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s determination that a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk: The Fund may engage in active and frequent trading, resulting in high portfolio turnover. The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.
Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Securities of small-cap or emerging market companies may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.
Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]	Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Newer Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk: The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.